Stockholders' Equity - Summary of Common Stock (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	29,016,656,496	29,016,656,496
Unissued shares authorized for executives' stock compensation programs	881,442,830	881,442,830
Number of shares issued	29,898,099,326	29,898,099,326
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	14,508,328,248	14,508,328,248
Unissued shares authorized for executives' stock compensation programs	440,721,415	440,721,415
Number of shares issued	14,949,049,663	14,949,049,663